Collaborations, Licensing Arrangements, and Other Asset Acquisitions - Narrative (Details) $ in Millions, salesMilestone in Billions	1 Months Ended
	Aug. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) salesMilestone payment	Oct. 31, 2020	Jun. 30, 2020	Mar. 31, 2023 USD ($)
Neurocrine Biosciences, Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share					50.00%
Arrowhead Pharmaceuticals Inc.
Disclosure of detailed information about intangible assets [line items]
Percentage profit share				50.00%
Nimbus Therapeutics, LLC
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets			$ 4,000
Number of milestone payment, pharmaceutical asset acquisition | payment			2
Milestone payment, biological asset acquisition agreement			$ 1,000
First sales milestone, milestone payment, biological assets acquisition agreement | salesMilestone			4.0
Second sales milestone, milestone payment, biological assets acquisition agreement | salesMilestone			5.0
Cash payments for milestone payments			$ 3,000
Nimbus Therapeutics, LLC | Forecast
Disclosure of detailed information about intangible assets [line items]
Cash payments for milestone payments	$ 100
Nimbus Therapeutics, LLC | Major purchases of assets [member]
Disclosure of detailed information about intangible assets [line items]
Cash payments for milestone payments		$ 900
HUTCHMED
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets		$ 400
Additional potential payment, biological asset acquisition agreement						$ 730